Schedule II Valuation and Qualifying Accounts (Detail) (Predecessor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Period		$ 0.2	$ 0.2
Charge (Benefit) to Expenses	0.1	0.2
To(from) Other Account
Deductions/(Additions)	(0.2)	0.4
End of Period	0.3		0.2
Deferred Tax Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Period	0.3	0.1	0.1
Charge (Benefit) to Expenses	1.6	0.2
To(from) Other Account
End of Period	$ 1.9	$ 0.3	$ 0.1